RETAINED PROFITS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retained earnings [member]
RETAINED PROFITS (Details) [Line Items]
Income from continuing involvement in derecognised financial assets			£ 3